Note 35 - Derivatives - Hedging Derivatives (Detail) - Hedging Derivatives Notional [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Hedging Derivatives - Rates [Line Items]
Hedging Derivatives - CHF IBOR	€ 0	€ 0
Hedging Derivatives - GBP IBOR	0	0
Hedging Derivatives - JPY IBOR	0	0
Hedging Derivatives - USD IBOR	€ 12,281	€ 20,298